TYCO INTERNATIONAL FINANCE S.A. Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (652)	$ 1,679	$ 1,343
Foreign currency translation adjustments	(94)	(825)	(642)
Realized and unrealized gains (losses) on derivatives	9	(10)	(3)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	1	0	7
Pension and postretirement plans	(1)	(10)	(5)
Other Comprehensive Loss	(87)	(845)	(657)
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(739)	834	686
Comprehensive income attributable to noncontrolling interests	225	91	126
Comprehensive income (loss) attributable to Johnson Controls	(964)	$ 743	$ 560
Consolidation, Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	2,734
Foreign currency translation adjustments	105
Realized and unrealized gains (losses) on derivatives	(11)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	1
Pension and postretirement plans	1
Other Comprehensive Loss	96
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,830
Comprehensive income attributable to noncontrolling interests	0
Comprehensive income (loss) attributable to Johnson Controls	2,830
Johnson Controls International plc
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(868)
Foreign currency translation adjustments	(105)
Realized and unrealized gains (losses) on derivatives	11
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	1
Pension and postretirement plans	(1)
Other Comprehensive Loss	(96)
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(964)
Comprehensive income attributable to noncontrolling interests	0
Comprehensive income (loss) attributable to Johnson Controls	(964)
Tyco Fire & Security Finance SCA
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(1,529)
Foreign currency translation adjustments	0
Realized and unrealized gains (losses) on derivatives	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0
Pension and postretirement plans	0
Other Comprehensive Loss	0
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(1,529)
Comprehensive income attributable to noncontrolling interests	0
Comprehensive income (loss) attributable to Johnson Controls	(1,529)
Tyco International Finance S.A.
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(313)
Foreign currency translation adjustments	0
Realized and unrealized gains (losses) on derivatives	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0
Pension and postretirement plans	0
Other Comprehensive Loss	0
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(313)
Comprehensive income attributable to noncontrolling interests	0
Comprehensive income (loss) attributable to Johnson Controls	(313)
Other Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(676)
Foreign currency translation adjustments	(94)
Realized and unrealized gains (losses) on derivatives	9
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1)
Pension and postretirement plans	(1)
Other Comprehensive Loss	(87)
Comprehensive (Income) Loss, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(763)
Comprehensive income attributable to noncontrolling interests	225
Comprehensive income (loss) attributable to Johnson Controls	$ (988)